Statements of Stockholders' Equity (PREMA LIFE PTY. LTD) - PREMA LIFE PTY. LTD. [Member] - USD ($)	Common Stock [Member]	Accumulated Losses [Member]	Accumulated Other Comprehensive Losses [Member]	Total
Beginning balance at Jun. 30, 2018	$ 1,354,618	$ (942,582)		$ 412,036
Beginning balance, shares at Jun. 30, 2018	2,500
Net income (loss)		(189,824)		(189,824)
Foreign currency translation gain (loss)			(39,670)	(39,670)
Ending balance at Jun. 30, 2019	$ 1,354,618	(1,132,406)	(39,670)	182,542
Ending balance, shares at Jun. 30, 2019	2,500
Issuance of shares	$ 66,360			66,360
Issuance of shares, shares	676
Net income (loss)		(41,793)		(41,793)
Foreign currency translation gain (loss)			(3,757)	(3,757)
Ending balance at Jun. 30, 2020	$ 1,420,978	(1,174,199)	(43,427)	203,352
Ending balance, shares at Jun. 30, 2020	3,176
Cancellation of shares	$ (9,980)			(9,980)
Cancellation of shares, shares	(1,722)
Net income (loss)		351,156		351,156
Foreign currency translation gain (loss)			48,122	48,122
Ending balance at Dec. 31, 2020	$ 1,410,998	$ (823,043)	$ 4,695	$ 592,650
Ending balance, shares at Dec. 31, 2020	1,454